                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                                      MFS(R) MID CAP VALUE FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          6
--------------------------------------------------------------
EXPENSE TABLE                                                9
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    11
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         17
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     20
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         21
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        23
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               36
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     47
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       48
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               54
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       59
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              59
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     59
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       60
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

SIPC CONTACT INFORMATION:
You may obtain information about the Securities Investor Protection Corporation ("SIPC"), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC's website address (www.sipc.org).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        9/30/07
                                                                        MDV-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              Hess Corp.                                  3.3%
              ------------------------------------------------
              Eaton Corp.                                 3.1%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.5%
              ------------------------------------------------
              Genworth Financial, Inc., "A"               2.4%
              ------------------------------------------------
              Timken Co.                                  2.3%
              ------------------------------------------------
              Williams Cos., Inc.                         2.3%
              ------------------------------------------------
              Equity Residential, REIT                    2.2%
              ------------------------------------------------
              NRG Energy, Inc.                            2.2%
              ------------------------------------------------
              PG&E Corp.                                  2.1%
              ------------------------------------------------
              Embarq Corp.                                2.1%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         27.9%
              ------------------------------------------------
              Utilities & Communications                 18.5%
              ------------------------------------------------
              Industrial Goods & Services                11.2%
              ------------------------------------------------
              Technology                                  6.4%
              ------------------------------------------------
              Basic Materials                             5.0%
              ------------------------------------------------
              Consumer Staples                            4.9%
              ------------------------------------------------
              Health Care                                 4.7%
              ------------------------------------------------
              Retailing                                   4.5%
              ------------------------------------------------
              Autos & Housing                             4.5%
              ------------------------------------------------
              Energy                                      4.4%
              ------------------------------------------------
              Leisure                                     4.2%
              ------------------------------------------------
              Special Products & Services                 1.4%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

Percentages are based on net assets as of 09/30/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2007, Class A shares of the MFS Mid Cap Value Fund provided a total return of 16.12%, at net asset value. This compares with a return of 13.75% for the fund's benchmark, the Russell Midcap Value Index.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the stronger growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. During the reporting period, continued robust global growth and fears of rising inflationary pressures led global central banks to tighten monetary conditions beyond market expectations, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields plummeted and credit spreads widened considerably. While credit conditions improved by late September as the Federal Reserve Board cut interest rates, the level of market turbulence remains significant. Increased market volatility has also been exacerbated by U.S. home foreclosures, falling housing prices, and weaker-than-expected jobs growth reported by the U.S. Department of Labor. Despite increased volatility across all asset classes, and the widening in credit spreads, global equity markets flirted with new highs by the end of the reporting period, having totally erased losses incurred earlier in the summer.

CONTRIBUTORS TO PERFORMANCE

For the MFS Mid Cap Value Fund, utilities and communications, industrial goods and services, and consumer staples were the fund's sector leaders in its outperformance relative to the Russell Midcap Value Index.

In the utilities and communications sector, it was favorable stock selection that boosted relative returns. Electric utility and natural gas company Constellation Energy, power producer NRG Energy, and natural gas pipelines operator Williams Cos. were top contributors over the reporting period. Constellation Energy benefited from tightening capacity and increased energy demand. Williams' strong price appreciation was a result of increased profit guidance for its Midstream business and profits from the company's natural gas liquids (NGL) sales.

Our overweighted position in the industrial goods and services sector also produced attractive returns. Here, our holdings in diesel engine maker Cummins Inc. and leading diversified industrial manufacturer Eaton Corp. aided relative results. At Eaton, a key driver has been the company's strong electrical and fluid power businesses. This has offset slower growth in its truck business which has suffered, in part, from concerns surrounding changes in EPA emissions standards.

Although stock selection in the consumer staples sector helped relative performance, no individual securities within this sector were among the fund's top contributors.

Elsewhere, our holdings in global integrated energy company Hess, precious metals company Freeport-McMoRan, real estate investment trust Equity Office Properties(g), and antivirus software and security products company McAfee were important contributors to relative performance.

DETRACTORS FROM PERFORMANCE

The fund's underweighted position in the basic materials sector was the principal detractor from relative performance. Not owning integrated steelmaker U.S. Steel hindered results as the stock delivered strong performance relative to the benchmark over the reporting period.

Security selection in the technology sector also held back relative returns. Within this sector, digital media services and software maker RealNetworks
(aa)(g) and flash memory storage products maker SanDisk were among the fund's top detractors. At SanDisk, continued price erosion in the flash memory chip market weakened the stock's price.

Other stocks that dampened results included homebuilder D.R. Horton, mortgage financer MGIC Investment Corp., mortgage and investment company Genworth Financial, department stores operator Macy's(aa), apartment owner Equity Residential, real estate investment trust CBL & Associates, and financial services firm BankUnited(aa). D.R. Horton's stock suffered from excess inventory and increased home foreclosures that continued to weigh on demand. The company was forced to slash prices, putting pressure on its profit margin. Both Equity Residential and CBL felt the impact from credit concerns surrounding the subprime mortgage market, which hit REITs particularly hard.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Jonathan Sage
Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, August 31, 2001 through the stated period end.)

                            MFS Midcap
                           Value Fund --          Russell Midcap
                              Class A               Value Index
          8/01               $ 9,425                 $10,000
          9/01                 8,237                   9,094
          9/02                 8,070                   8,598
          9/03                10,107                  11,031
          9/04                12,379                  13,857
          9/05                14,868                  17,478
          9/06                15,524                  19,623
          9/07                18,027                  22,321

TOTAL RETURNS THROUGH 9/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr      Life (t)
----------------------------------------------------------------------------
        A                 8/31/01             16.12%      17.44%      11.25%
----------------------------------------------------------------------------
        B                11/01/01             15.31%      16.66%      10.57%
----------------------------------------------------------------------------
        C                11/01/01             15.38%      16.67%      10.58%
----------------------------------------------------------------------------
        I                11/01/01             16.47%      17.82%      11.63%
----------------------------------------------------------------------------
        R                12/31/02             16.00%      17.31%      11.15%
----------------------------------------------------------------------------
       R1                 4/01/05             15.25%      17.00%      10.91%
----------------------------------------------------------------------------
       R2                 4/01/05             15.67%      17.21%      11.07%
----------------------------------------------------------------------------
       R3                10/31/03             15.80%      17.13%      11.01%
----------------------------------------------------------------------------
       R4                 4/01/05             16.06%      17.41%      11.22%
----------------------------------------------------------------------------
       R5                 4/01/05             16.37%      17.59%      11.36%
----------------------------------------------------------------------------
      529A                7/31/02             15.83%      17.13%      10.99%
----------------------------------------------------------------------------
      529B                7/31/02             15.11%      16.38%      10.38%
----------------------------------------------------------------------------
      529C                7/31/02             15.08%      16.41%      10.40%

AVERAGE ANNUAL
Comparative benchmark
----------------------------------------------------------------------------
Russell Midcap Value Index (f)                13.75%      21.02%      14.07%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
        A                                      9.45%      16.05%      10.17%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                     11.31%      16.44%      10.57%
With CDSC (Declining over six years from
  4% to 0%) (x)
----------------------------------------------------------------------------
        C                                     14.38%      16.67%      10.58%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------
      529A                                     9.17%      15.75%       9.91%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
      529B                                    11.11%      16.16%      10.38%
With CDSC (Declining over six years from
  4% to 0%) (x)
----------------------------------------------------------------------------
      529C                                    14.08%      16.41%      10.40%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, August 31, 2001, through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Russell Midcap Value Index - constructed to provide a comprehensive barometer for the value securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more. Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
April 1, 2007 through September 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/07-
Class                       Ratio      4/01/07          9/30/07        9/30/07
--------------------------------------------------------------------------------
        Actual              1.28%     $1,000.00        $1,016.80        $6.47
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.28%     $1,000.00        $1,018.65        $6.48
--------------------------------------------------------------------------------
        Actual              1.93%     $1,000.00        $1,013.20        $9.74
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.93%     $1,000.00        $1,015.39        $9.75
--------------------------------------------------------------------------------
        Actual              1.93%     $1,000.00        $1,013.20        $9.74
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.93%     $1,000.00        $1,015.39        $9.75
--------------------------------------------------------------------------------
        Actual              0.93%     $1,000.00        $1,018.50        $4.71
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.93%     $1,000.00        $1,020.41        $4.71
--------------------------------------------------------------------------------
        Actual              1.43%     $1,000.00        $1,016.20        $7.23
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.43%     $1,000.00        $1,017.90        $7.23
--------------------------------------------------------------------------------
        Actual              2.02%     $1,000.00        $1,013.20       $10.19
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.02%     $1,000.00        $1,014.94       $10.20
--------------------------------------------------------------------------------
        Actual              1.68%     $1,000.00        $1,014.60        $8.48
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.68%     $1,000.00        $1,016.65        $8.49
--------------------------------------------------------------------------------
        Actual              1.58%     $1,000.00        $1,015.00        $7.98
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.58%     $1,000.00        $1,017.15        $7.99
--------------------------------------------------------------------------------
        Actual              1.33%     $1,000.00        $1,016.10        $6.72
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.33%     $1,000.00        $1,018.40        $6.73
--------------------------------------------------------------------------------
        Actual              1.02%     $1,000.00        $1,018.10        $5.16
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.02%     $1,000.00        $1,019.95        $5.16
--------------------------------------------------------------------------------
        Actual              1.53%     $1,000.00        $1,015.60        $7.73
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.53%     $1,000.00        $1,017.40        $7.74
--------------------------------------------------------------------------------
        Actual              2.18%     $1,000.00        $1,012.00       $11.00
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    2.18%     $1,000.00        $1,014.14       $11.01
--------------------------------------------------------------------------------
        Actual              2.18%     $1,000.00        $1,012.00       $11.00
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    2.18%     $1,000.00        $1,014.14       $11.01
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                             SHARES/PAR           VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
-----------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.                                                               30,770        $  3,066,846
-----------------------------------------------------------------------------------------------------------------
Automotive - 1.3%
-----------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                         169,220        $ 10,110,895
Goodyear Tire & Rubber Co. (a)                                                         36,700           1,116,047
                                                                                                     ------------
                                                                                                     $ 11,226,942
-----------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%
-----------------------------------------------------------------------------------------------------------------
Invitrogen Corp. (a)                                                                  108,430        $  8,861,984
-----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.9%
-----------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. (a)                                                           302,970        $  3,956,788
Legg Mason, Inc.                                                                       51,810           4,367,065
                                                                                                     ------------
                                                                                                     $  8,323,853
-----------------------------------------------------------------------------------------------------------------
Business Services - 1.4%
-----------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. (a)                                                        35,510        $  2,749,894
Fidelity National Information Services, Inc.                                          216,280           9,596,344
                                                                                                     ------------
                                                                                                     $ 12,346,238
-----------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%
-----------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                  189,470        $ 14,314,459
-----------------------------------------------------------------------------------------------------------------
Computer Software - 2.4%
-----------------------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                                   746,160        $  5,984,203
McAfee, Inc. (a)                                                                      445,940          15,549,928
                                                                                                     ------------
                                                                                                     $ 21,534,131
-----------------------------------------------------------------------------------------------------------------
Construction - 2.5%
-----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                     504,580        $  6,463,670
Masco Corp.                                                                           365,810           8,475,818
Sherwin-Williams Co.                                                                  113,570           7,462,685
                                                                                                     ------------
                                                                                                     $ 22,402,173
-----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.4%
-----------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                           85,170        $  3,616,318
-----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.8%
-----------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                             176,670        $ 12,280,332
W.W. Grainger, Inc.                                                                   101,890           9,291,349
WESCO International, Inc. (a)                                                          75,160           3,227,370
                                                                                                     ------------
                                                                                                     $ 24,799,051
-----------------------------------------------------------------------------------------------------------------
Electronics - 2.6%
-----------------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                   319,960        $ 10,696,263
SanDisk Corp. (a)                                                                     234,720          12,933,072
                                                                                                     ------------
                                                                                                     $ 23,629,335
-----------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.1%
-----------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. (a)                                                          140,520        $  6,767,443
Tesoro Corp.                                                                           58,330           2,684,347
                                                                                                     ------------
                                                                                                     $  9,451,790
-----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.3%
-----------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                            438,260        $ 29,157,438
-----------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.7%
-----------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                            410,560        $ 15,260,515
-----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.7%
-----------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                            532,910        $ 15,198,593
-----------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.7%
-----------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                               195,090        $  6,143,384
-----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.8%
-----------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. (a)                                                      174,580        $  4,753,813
Royal Caribbean Cruises Ltd.                                                          289,540          11,300,746
                                                                                                     ------------
                                                                                                     $ 16,054,559
-----------------------------------------------------------------------------------------------------------------
General Merchandise - 1.8%
-----------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                            455,090        $ 12,087,190
Macy's, Inc.                                                                          130,840           4,228,749
                                                                                                     ------------
                                                                                                     $ 16,315,939
-----------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.3%
-----------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                           179,880        $  9,585,805
Coventry Health Care, Inc. (a)                                                         38,700           2,407,527
                                                                                                     ------------
                                                                                                     $ 11,993,332
-----------------------------------------------------------------------------------------------------------------
Insurance - 12.1%
-----------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                              100,700        $  6,099,399
Allied World Assurance Co. Holdings Ltd.                                              117,320           6,090,081
Aspen Insurance Holdings Ltd.                                                         376,570          10,510,069
Endurance Specialty Holdings Ltd.                                                     379,380          15,763,239
Genworth Financial, Inc., "A"                                                         692,200          21,271,306
IPC Holdings Ltd.                                                                      70,060           2,021,231
Max Capital Group Ltd.                                                                 67,020           1,879,241
Mercury General Corp.                                                                  15,140             816,500
MGIC Investment Corp.                                                                 192,500           6,219,675
PartnerRe Ltd.                                                                        183,450          14,490,716
Protective Life Corp.                                                                  90,440           3,838,274
RenaissanceRe Holdings Ltd.                                                            42,970           2,810,668
W.R. Berkley Corp.                                                                    193,530           5,734,294
XL Capital Ltd., "A"                                                                   73,940           5,856,048
Zenith National Insurance Corp.                                                        99,290           4,457,128
                                                                                                     ------------
                                                                                                     $107,857,869
-----------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.8%
-----------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                          252,740        $  7,046,391
-----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 7.9%
-----------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                 243,300        $  7,700,445
Cummins, Inc.                                                                         114,010          14,580,739
Eaton Corp.                                                                           277,260          27,459,830
Timken Co.                                                                            563,531          20,935,177
                                                                                                     ------------
                                                                                                     $ 70,676,191
-----------------------------------------------------------------------------------------------------------------
Major Banks - 2.4%
-----------------------------------------------------------------------------------------------------------------
Bank of New York Mellon Corp.                                                         302,600        $ 13,356,764
PNC Financial Services Group, Inc.                                                    113,450           7,725,945
                                                                                                     ------------
                                                                                                     $ 21,082,709
-----------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.8%
-----------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                      57,550        $  1,760,454
Cooper Cos., Inc.                                                                     269,690          14,137,150
                                                                                                     ------------
                                                                                                     $ 15,897,604
-----------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.9%
-----------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                                                  164,780        $ 17,283,774
-----------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.8%
-----------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                         138,670        $  7,284,335
-----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.8%
-----------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                         239,380        $  4,062,279
Williams Cos., Inc.                                                                   605,870          20,635,932
                                                                                                     ------------
                                                                                                     $ 24,698,211
-----------------------------------------------------------------------------------------------------------------
Network & Telecom - 0.2%
-----------------------------------------------------------------------------------------------------------------
InterDigital, Inc. (a)                                                                101,360        $  2,106,261
-----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 5.7%
-----------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. (a)                                                                 189,620        $  3,333,520
BankUnited Financial Corp., "A"                                                       176,370           2,740,790
CIT Group, Inc.                                                                        86,400           3,473,280
Countrywide Financial Corp.                                                           216,640           4,118,326
Marshall & Ilsley Corp.                                                               207,620           9,087,527
New York Community Bancorp, Inc.                                                      756,490          14,411,135
Northern Trust Corp.                                                                   83,040           5,503,061
Zions Bancorporation                                                                  126,060           8,656,540
                                                                                                     ------------
                                                                                                     $ 51,324,179
-----------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.2%
-----------------------------------------------------------------------------------------------------------------
Western Digital Corp. (a)                                                             425,280        $ 10,768,090
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%
-----------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                               179,330        $  5,561,023
-----------------------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
-----------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. (a)                                                     377,300        $  4,810,575
-----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
-----------------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                                 103,730        $  1,615,076
Washington Post Co., "B"                                                                7,350           5,900,580
                                                                                                     ------------
                                                                                                     $  7,515,656
-----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.2%
-----------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                201,830        $ 10,476,995
-----------------------------------------------------------------------------------------------------------------
Real Estate - 6.8%
-----------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., REIT                                                             94,870        $  5,306,079
CBL & Associates Properties, Inc., REIT                                               191,910           6,726,445
Equity Residential, REIT                                                              459,530          19,465,691
Host Hotels & Resorts, Inc., REIT                                                     504,550          11,322,102
Macerich Co., REIT                                                                     45,830           4,013,791
Mack-Cali Realty Corp., REIT                                                          176,480           7,253,328
Maguire Properties, Inc., REIT                                                        103,370           2,670,047
Taubman Centers, Inc., REIT                                                            75,210           4,117,748
                                                                                                     ------------
                                                                                                     $ 60,875,231
-----------------------------------------------------------------------------------------------------------------
Restaurants - 0.8%
-----------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                           267,170        $  7,331,145
-----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.5%
-----------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                         57,080        $  5,580,141
Albemarle Corp.                                                                       171,110           7,563,062
                                                                                                     ------------
                                                                                                     $ 13,143,203
-----------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.0%
-----------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                 291,465        $  5,555,323
OfficeMax, Inc.                                                                        40,920           1,402,328
RadioShack Corp.                                                                       94,810           1,958,775
                                                                                                     ------------
                                                                                                     $  8,916,426
-----------------------------------------------------------------------------------------------------------------
Telephone Services - 3.4%
-----------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                          331,280        $ 18,419,168
Qwest Communications International, Inc. (a)                                        1,291,700          11,831,972
                                                                                                     ------------
                                                                                                     $ 30,251,140
-----------------------------------------------------------------------------------------------------------------
Tobacco - 2.5%
-----------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                           216,570        $ 17,808,551
Reynolds American, Inc.                                                                71,760           4,563,218
                                                                                                     ------------
                                                                                                     $ 22,371,769
-----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 11.5%
-----------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                                      246,250        $  4,141,925
Constellation Energy Group, Inc.                                                      264,250          22,670,007
Edison International                                                                   41,770           2,316,146
FPL Group, Inc.                                                                        83,980           5,112,702
Mirant Corp. (a)                                                                      173,540           7,059,607
Northeast Utilities                                                                   234,270           6,693,094
NRG Energy, Inc. (a)                                                                  459,120          19,416,185
Pepco Holdings, Inc.                                                                  591,960          16,030,277
PG&E Corp.                                                                            396,670          18,960,826
                                                                                                     ------------
                                                                                                     $102,400,769
-----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $788,511,676)                                                  $883,376,426
-----------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.2%
-----------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.2%, due 10/01/07, at Amortized Cost and
Value (y)                                                                        $ 10,928,000        $ 10,928,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $799,439,676)                                                    $894,304,426
-----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                                      (388,440
-----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                  $893,915,986
-----------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
REIT      Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $799,439,676)               $894,304,426
Cash                                                                         166
Receivable for fund shares sold                                          786,597
Dividends receivable                                                   1,319,414
Other assets                                                               1,943
------------------------------------------------------------------------------------------------------
Total assets                                                                              $896,412,546
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                    $2,021,729
Payable to affiliates
  Management fee                                                          73,821
  Shareholder servicing costs                                            154,826
  Distribution and service fees                                           19,497
  Administrative services fee                                              1,624
  Program manager fees                                                        49
  Retirement plan administration and services fees                           374
Payable for independent trustees' compensation                             2,401
Accrued expenses and other liabilities                                   222,239
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $2,496,560
------------------------------------------------------------------------------------------------------
Net assets                                                                                $893,915,986
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $727,197,007
Unrealized appreciation (depreciation) on investments                 94,864,750
Accumulated net realized gain (loss) on investments                   64,965,810
Undistributed net investment income                                    6,888,419
------------------------------------------------------------------------------------------------------
Net assets                                                                                $893,915,986
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   58,594,258
------------------------------------------------------------------------------------------------------
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $148,570,812
  Shares outstanding                                                   9,808,348
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $15.15
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $16.07
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $72,726,008
  Shares outstanding                                                   4,989,878
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.57
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $41,066,452
  Shares outstanding                                                   2,816,149
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.58
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $610,120,638
  Shares outstanding                                                  39,532,421
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.43
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,635,080
  Shares outstanding                                                     307,641
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.07
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,214,768
  Shares outstanding                                                      83,562
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.54
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $8,273,355
  Shares outstanding                                                     566,008
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.62
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,275,093
  Shares outstanding                                                     286,337
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.93
------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,187,269
  Shares outstanding                                                      78,551
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.11
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $66,191
  Shares outstanding                                                       4,351
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.21
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued


Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,048,249
  Shares outstanding                                                      70,070
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $14.96
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $15.87
------------------------------------------------------------------------------------------------------
Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $293,353
  Shares outstanding                                                      20,442
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.35
------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $438,718
  Shares outstanding                                                      30,500
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.38
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Year ended 9/30/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $17,911,258
  Interest                                                               802,182
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $18,713,440
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $6,542,763
  Distribution and service fees                                        1,902,655
  Program manager fees                                                     4,173
  Shareholder servicing costs                                            923,958
  Administrative services fee                                            158,072
  Retirement plan administration and services fees                        34,956
  Independent trustees' compensation                                      20,500
  Custodian fee                                                          253,810
  Shareholder communications                                              67,785
  Auditing fees                                                           28,584
  Legal fees                                                              14,783
  Miscellaneous                                                          197,167
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $10,149,206
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (15,022)
  Reduction of expenses by investment adviser                            (10,685)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $10,123,499
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $8,589,941
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions (identified
cost basis)                                                                                $72,543,441
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on
investments                                                                                $45,848,735
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                    $118,392,176
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $126,982,117
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                              YEARS ENDED 9/30
                                                                  ------------------------------------
                                                                         2007                     2006
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $8,589,941               $3,301,916
Net realized gain (loss) on investments and foreign
currency transactions                                              72,543,441               23,310,213
Net unrealized gain (loss) on investments and foreign
currency translation                                               45,848,735                6,315,753
------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $126,982,117              $32,927,882
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(549,261)                     $--
  Class I                                                          (3,907,377)                      --
  Class R                                                             (11,988)                      --
  Class R2                                                            (21,883)                      --
  Class R3                                                             (4,692)                      --
  Class R4                                                             (6,706)                      --
  Class R5                                                               (392)                      --
  Class 529A                                                              (65)                      --
From net realized gain on investments and foreign
currency transactions
  Class A                                                          (4,107,567)             (16,161,417)
  Class B                                                          (2,545,421)             (12,599,704)
  Class C                                                          (1,193,455)              (4,886,027)
  Class I                                                         (14,774,288)             (44,424,812)
  Class R                                                            (180,871)              (1,281,416)
  Class R1                                                            (25,855)                 (50,206)
  Class R2                                                           (174,770)                 (41,349)
  Class R3                                                            (74,629)                (184,488)
  Class R4                                                            (37,405)                  (7,303)
  Class R5                                                             (1,700)                  (5,977)
  Class 529A                                                          (25,841)                (122,985)
  Class 529B                                                           (6,853)                 (23,073)
  Class 529C                                                          (12,175)                 (40,872)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(27,663,194)            $(79,829,629)
------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                                            YEARS ENDED 9/30
                                                                  ------------------------------------
                                                                         2007                     2006
Change in net assets from fund share transactions                  $2,819,718             $138,637,532
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $102,138,641              $91,735,785
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            791,777,345              700,041,560
At end of period (including undistributed net investment
income of $6,888,419 and $2,800,842, respectively)               $893,915,986             $791,777,345
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                       YEARS ENDED 9/30
                                                   --------------------------------------------------------------------------
                                                       2007             2006             2005            2004            2003
Net asset value, beginning of period                 $13.47           $14.45           $13.13          $10.72           $8.56
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                    $0.13            $0.05           $(0.01)         $(0.02)          $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     2.00             0.56             2.56            2.43            2.15
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.13            $0.61            $2.55           $2.41           $2.16
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.05)             $--              $--             $--             $--
  From net realized gain on investments and
  foreign currency transactions                       (0.40)           (1.59)           (1.23)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.45)          $(1.59)          $(1.23)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $15.15           $13.47           $14.45          $13.13          $10.72
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            16.12             4.41            20.11           22.48           25.23
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.29             1.34             1.36            1.36            1.50
Expenses after expense reductions (f)                  1.29             1.34             1.35            1.34            1.34
Net investment income (loss)                           0.85             0.34            (0.07)          (0.17)           0.10
Portfolio turnover                                       56              122              126             128             158
Net assets at end of period (000 Omitted)          $148,571         $146,373         $142,972         $83,631         $47,603
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                        YEARS ENDED 9/30
                                                     ------------------------------------------------------------------------
                                                        2007            2006             2005            2004            2003
Net asset value, beginning of period                  $13.01          $14.10           $12.91          $10.61           $8.53
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $0.03          $(0.04)          $(0.10)         $(0.10)         $(0.05)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.93            0.54             2.52            2.40            2.13
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.96           $0.50            $2.42           $2.30           $2.08
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       $(0.40)         $(1.59)          $(1.23)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $14.57          $13.01           $14.10          $12.91          $10.61
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             15.31            3.68            19.40           21.68           24.38
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.94            1.99             2.01            2.01            2.14
Expenses after expense reductions (f)                   1.94            1.99             2.00            1.99            1.99
Net investment income (loss)                            0.20           (0.33)           (0.73)          (0.82)          (0.54)
Portfolio turnover                                        56             122              126             128             158
Net assets at end of period (000 Omitted)            $72,726         $88,922         $113,672         $88,348         $65,799
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                         YEARS ENDED 9/30
                                                      -----------------------------------------------------------------------
                                                         2007            2006            2005            2004            2003
Net asset value, beginning of period                   $13.01          $14.10          $12.92          $10.61           $8.53
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.03          $(0.04)         $(0.10)         $(0.10)         $(0.05)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.94            0.54            2.51            2.41            2.13
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.97           $0.50           $2.41           $2.31           $2.08
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        $(0.40)         $(1.59)         $(1.23)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.58          $13.01          $14.10          $12.92          $10.61
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              15.38            3.68           19.30           21.77           24.38
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.94            1.99            2.01            2.01            2.14
Expenses after expense reductions (f)                    1.94            1.99            2.00            1.99            1.99
Net investment income (loss)                             0.20           (0.31)          (0.72)          (0.82)          (0.54)
Portfolio turnover                                         56             122             126             128             158
Net assets at end of period (000 Omitted)             $41,066         $39,939         $42,162         $25,482         $16,369
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                       YEARS ENDED 9/30
                                                  ---------------------------------------------------------------------------
                                                      2007             2006             2005             2004            2003
Net asset value, beginning of period                $13.72           $14.65           $13.25           $10.80           $8.59
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.18            $0.10            $0.04            $0.02           $0.04
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    2.04             0.56             2.59             2.45            2.17
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.22            $0.66            $2.63            $2.47           $2.21
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.11)             $--              $--              $--             $--
  From net realized gain on investments and
  foreign currency transactions                      (0.40)           (1.59)           (1.23)           (0.02)             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.51)          $(1.59)          $(1.23)          $(0.02)            $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $15.43           $13.72           $14.65           $13.25          $10.80
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              16.47             4.72            20.56            22.93           25.58
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.94             0.99             1.01             1.01            1.16
Expenses after expense reductions (f)                 0.94             0.99             1.00             0.99            1.00
Net investment income                                 1.21             0.72             0.28             0.18            0.43
Portfolio turnover                                      56              122              126              128             158
Net assets at end of period (000 Omitted)         $610,121         $498,403         $386,860         $249,118         $93,944
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                           YEARS ENDED 9/30
                                                     -----------------------------------------------------------------------
                                                        2007            2006            2005            2004         2003(i)
Net asset value, beginning of period                  $13.39          $14.40          $13.11          $10.72           $9.11
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $0.10           $0.02          $(0.02)         $(0.04)         $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      2.01            0.56            2.54            2.44            1.61(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.11           $0.58           $2.52           $2.40           $1.61
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.03)            $--             $--             $--             $--
  From net realized gain on investments and
  foreign currency transactions                        (0.40)          (1.59)          (1.23)          (0.01)             --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.43)         $(1.59)         $(1.23)         $(0.01)            $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.07          $13.39          $14.40          $13.11          $10.72
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                16.00            4.20           19.90           22.43           17.67(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.44            1.49            1.52            1.52            1.65(a)
Expenses after expense reductions (f)                   1.44            1.49            1.51            1.50            1.49(a)
Net investment income (loss)                            0.69            0.16           (0.18)          (0.30)          (0.06)(a)
Portfolio turnover                                        56             122             126             128             158
Net assets at end of period (000 Omitted)             $4,635          $6,829         $10,761          $1,941            $260
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                               YEARS ENDED 9/30
                                                                       --------------------------------------------
                                                                           2007              2006           2005(i)
Net asset value, beginning of period                                     $12.99            $14.09            $13.03
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.01            $(0.04)           $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     1.94              0.53              1.12(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.95             $0.49             $1.06
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                  $(0.40)           $(1.59)              $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $14.54            $12.99            $14.09
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   15.25              3.61              8.14(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     2.09              2.19              2.21(a)
Expenses after expense reductions (f)                                      2.04              2.09              2.20(a)
Net investment income (loss)                                               0.07             (0.32)            (0.83)(a)
Portfolio turnover                                                           56               122               126
Net assets at end of period (000 Omitted)                                $1,215              $849              $313
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                                               YEARS ENDED 9/30
                                                                       --------------------------------------------
                                                                           2007              2006           2005(i)

Net asset value, beginning of period                                     $13.06            $14.11            $13.03
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.07             $0.04            $(0.03)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     1.94              0.50              1.11(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.01             $0.54             $1.08
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.05)              $--               $--
  From net realized gain on investments and foreign
  currency transactions                                                   (0.40)            (1.59)               --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.45)           $(1.59)              $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $14.62            $13.06            $14.11
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   15.67              3.98              8.29(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.75              1.88              1.90(a)
Expenses after expense reductions (f)                                      1.69              1.73              1.89(a)
Net investment income (loss)                                               0.47              0.28             (0.42)(a)
Portfolio turnover                                                           56               122               126
Net assets at end of period (000 Omitted)                                $8,273            $4,933              $410
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                               YEARS ENDED 9/30
                                                              --------------------------------------------------------------
                                                                  2007              2006              2005           2004(i)
Net asset value, beginning of period                            $13.29            $14.31            $13.06            $11.39
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $0.08             $0.01            $(0.06)           $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            1.99              0.56              2.54              1.74(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $2.07             $0.57             $2.48             $1.68
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.03)              $--               $--               $--
  From net realized gain on investments and foreign
  currency transactions                                          (0.40)            (1.59)            (1.23)            (0.01)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.43)           $(1.59)           $(1.23)           $(0.01)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $14.93            $13.29            $14.31            $13.06
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          15.80              4.16             19.66             14.79(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.63              1.74              1.76              1.78(a)
Expenses after expense reductions (f)                             1.59              1.64              1.75              1.76(a)
Net investment income (loss)                                      0.52              0.09             (0.45)            (0.62)(a)
Portfolio turnover                                                  56               122               126               128
Net assets at end of period (000 Omitted)                       $4,275            $2,415            $1,218              $212
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                               YEARS ENDED 9/30
                                                                       --------------------------------------------
                                                                           2007              2006           2005(i)
Net asset value, beginning of period                                     $13.46            $14.45            $13.32
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.12             $0.09            $(0.00)(w)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     2.00              0.51              1.13(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.12             $0.60             $1.13
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.07)              $--               $--
  From net realized gain on investments and foreign
  currency transactions                                                   (0.40)            (1.59)               --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.47)           $(1.59)              $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $15.11            $13.46            $14.45
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   16.06              4.33              8.48(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.34              1.39              1.41(a)
Expenses after expense reductions (f)                                      1.34              1.39              1.40(a)
Net investment income (loss)                                               0.80              0.68             (0.06)(a)
Portfolio turnover                                                           56               122               126
Net assets at end of period (000 Omitted)                                $1,187            $1,194               $54
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                                YEARS ENDED 9/30
                                                                        --------------------------------------------
                                                                            2007              2006           2005(i)
Net asset value, beginning of period                                      $13.53            $14.48            $13.32
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.17             $0.08             $0.02
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                      2.00              0.56              1.14(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $2.17             $0.64             $1.16
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.09)              $--               $--
  From net realized gain on investments and foreign
  currency transactions                                                    (0.40)            (1.59)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.49)           $(1.59)              $--
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $15.21            $13.53            $14.48
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    16.37              4.63              8.71(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.04              1.09              1.11(a)
Expenses after expense reductions (f)                                       1.04              1.09              1.10(a)
Net investment income                                                       1.11              0.60              0.24(a)
Portfolio turnover                                                            56               122               126
Net assets at end of period (000 Omitted)                                    $66               $57               $54
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                                     YEARS ENDED 9/30
                                                     ------------------------------------------------------------------------
                                                        2007             2006            2005            2004            2003
Net asset value, beginning of period                  $13.29           $14.32          $13.05          $10.68           $8.55
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $0.08            $0.01          $(0.04)         $(0.05)         $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.99             0.55            2.54            2.42            2.15
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.07            $0.56           $2.50           $2.37           $2.13
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.00)(w)          $--             $--             $--             $--
  From net realized gain on investments and
  foreign currency transactions                        (0.40)           (1.59)          (1.23)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.40)          $(1.59)         $(1.23)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $14.96           $13.29          $14.32          $13.05          $10.68
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             15.83             4.08           19.83           22.19           24.91
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.54             1.59            1.61            1.62            1.75
Expenses after expense reductions (f)                   1.54             1.59            1.60            1.60            1.59
Net investment income (loss)                            0.60             0.11           (0.32)          (0.42)          (0.18)
Portfolio turnover                                        56              122             126             128             158
Net assets at end of period (000 Omitted)             $1,048           $1,252          $1,038            $643            $262
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B                                                                     YEARS ENDED 9/30
                                                     ------------------------------------------------------------------------
                                                        2007             2006            2005            2004            2003
Net asset value, beginning of period                  $12.84           $13.97          $12.84          $10.58           $8.52
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                    $(0.01)          $(0.07)         $(0.13)         $(0.13)         $(0.08)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.92             0.53            2.49            2.39            2.14
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.91            $0.46           $2.36           $2.26           $2.06
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       $(0.40)          $(1.59)         $(1.23)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $14.35           $12.84          $13.97          $12.84          $10.58
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             15.11             3.40           19.01           21.36           24.18
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  2.19             2.24            2.26            2.26            2.40
Expenses after expense reductions (f)                   2.19             2.24            2.25            2.24            2.24
Net investment income (loss)                           (0.04)           (0.56)          (0.97)          (1.07)          (0.82)
Portfolio turnover                                        56              122             126             128             158
Net assets at end of period (000 Omitted)               $293             $214            $174            $135             $59
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                     YEARS ENDED 9/30
                                                     ------------------------------------------------------------------------
                                                        2007             2006            2005            2004            2003
Net asset value, beginning of period                  $12.87           $14.00          $12.86          $10.59           $8.52
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                    $(0.01)          $(0.07)         $(0.13)         $(0.13)         $(0.08)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.92             0.53            2.50            2.40            2.15
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.91            $0.46           $2.37           $2.27           $2.07
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       $(0.40)          $(1.59)         $(1.23)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $14.38           $12.87          $14.00          $12.86          $10.59
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             15.08             3.39           19.06           21.44           24.30
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  2.19             2.24            2.26            2.26            2.40
Expenses after expense reductions (f)                   2.19             2.24            2.25            2.24            2.24
Net investment income (loss)                           (0.04)           (0.55)          (0.95)          (1.06)          (0.85)
Portfolio turnover                                        56              122             126             128             158
Net assets at end of period (000 Omitted)               $439             $396            $353            $178             $44
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005
    (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended September 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                9/30/07       9/30/06
          Ordinary income (including any
          short-term capital gains)          $5,384,992   $45,509,637
          Long-term capital gain             22,278,202    34,319,992
          -----------------------------------------------------------
          Total distributions               $27,663,194   $79,829,629

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 9/30/07
          Cost of investments                             $800,035,114
          ------------------------------------------------------------
          Gross appreciation                              $138,084,990
          Gross depreciation                               (43,815,678)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $94,269,312
          Undistributed ordinary income                     38,999,523
          Undistributed long-term capital gain              33,450,144

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the year ended September 30, 2007, the fund's average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through January 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the year ended September 30, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $36,002 and $1,524 for the year ended September 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%            $536,959
Class B                             0.75%              0.25%              1.00%             1.00%             837,211
Class C                             0.75%              0.25%              1.00%             1.00%             424,628
Class R                             0.25%              0.25%              0.50%             0.50%              30,376
Class R1                            0.50%              0.25%              0.75%             0.75%               7,350
Class R2                            0.25%              0.25%              0.50%             0.50%              35,464
Class R3                            0.25%              0.25%              0.50%             0.50%              16,024
Class R4                               --              0.25%              0.25%             0.25%               4,199
Class 529A                          0.25%              0.25%              0.50%             0.35%               3,364
Class 529B                          0.75%              0.25%              1.00%             1.00%               2,689
Class 529C                          0.75%              0.25%              1.00%             1.00%               4,391
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,902,655

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    September 30, 2007 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $2,923
              Class B                                     99,422
              Class C                                      4,076
              Class 529B                                      87
              Class 529C                                       4

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended September 30, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $2,403
              Class 529B                                     672
              Class 529C                                   1,098
              --------------------------------------------------
              Total Program Manager Fees                  $4,173

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2007, the fee was $496,285, which equated to 0.0569% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended September 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $385,664. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended September 30, 2007, the fund did not incur any expenses under this agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended September 30, 2007 was equivalent to an annual effective rate of 0.0181% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended September 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                          BEGINNING OF                     ANNUAL
                        PERIOD THROUGH    EFFECTIVE     EFFECTIVE        TOTAL
                               3/31/07      4/01/07      RATE (g)       AMOUNT

Class R1                         0.45%        0.35%         0.35%       $3,888
Class R2                         0.40%        0.25%         0.25%       22,356
Class R3                         0.25%        0.15%         0.15%        6,129
Class R4                         0.15%        0.15%         0.15%        2,518
Class R5                         0.10%        0.10%         0.10%           65
------------------------------------------------------------------------------
Total Retirement Plan Administration
  and Services Fees                                                    $34,956

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended September 30, 2007, the waiver amounted to $6,404 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended September 30, 2007, the fee paid to Tarantino LLC was $5,461. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,281, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $480,360,668 and $497,976,112, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     9/30/07                           9/30/06
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    2,803,924       $41,815,294       4,027,250       $54,771,079
  Class B                                      672,146         9,601,911       1,306,607        17,277,857
  Class C                                      680,999         9,713,880         901,878        11,936,976
  Class I                                    3,237,747        48,616,352       7,022,109        96,541,548
  Class R                                      113,556         1,683,438         222,993         3,055,942
  Class R1                                     100,466         1,424,063          58,658           775,905
  Class R2                                     479,553         6,895,787         399,234         5,211,336
  Class R3                                     379,368         5,553,895         216,320         2,906,741
  Class R4                                     171,583         2,520,600          84,936         1,138,130
  Class R5                                          --                --               6                75
  Class 529A                                    15,581           230,632          17,145           230,965
  Class 529B                                     5,289            74,230           5,176            68,299
  Class 529C                                     4,835            67,551           5,533            72,125
----------------------------------------------------------------------------------------------------------
                                             8,665,047      $128,197,633      14,267,845      $193,986,978

Shares issued to shareholders in
reinvestment of distributions
  Class A                                      310,425        $4,383,192       1,144,048       $15,170,079
  Class B                                      170,422         2,327,961         897,005        11,544,457
  Class C                                       76,472         1,045,379         330,575         4,257,810
  Class I                                    1,301,900        18,681,665       3,288,670        44,298,382
  Class R                                       12,273           172,675          92,104         1,215,766
  Class R1                                       1,897            25,855           3,918            50,206
  Class R2                                      14,382           196,603           3,205            41,349
  Class R3                                       5,700            79,321          14,047           184,015
  Class R4                                       3,129            44,111             551             7,303
  Class R5                                         147             2,092             450             5,977
  Class 529A                                     1,815            25,379           9,381           122,985
  Class 529B                                       508             6,853           1,811            23,073
  Class 529C                                       901            12,175           3,201            40,872
----------------------------------------------------------------------------------------------------------
                                             1,899,971       $27,003,261       5,788,966       $76,962,274

Shares reacquired
  Class A                                   (4,174,046)     $(61,492,985)     (4,194,606)     $(56,494,904)
  Class B                                   (2,688,807)      (38,291,132)     (3,431,282)      (44,863,355)
  Class C                                   (1,010,202)      (14,302,789)     (1,153,342)      (15,176,279)
  Class I                                   (1,342,532)      (20,342,980)       (390,988)       (5,395,014)
  Class R                                     (328,099)       (4,823,914)       (552,496)       (7,497,808)
  Class R1                                     (84,192)       (1,189,600)        (19,366)         (251,156)
  Class R2                                    (305,666)       (4,431,150)        (53,732)         (700,825)
  Class R3                                    (280,414)       (4,083,892)       (133,816)       (1,784,425)
  Class R4                                    (184,838)       (2,750,625)           (564)           (7,705)
  Class R5                                          --                --              (6)              (76)
  Class 529A                                   (41,561)         (559,269)         (4,793)          (62,700)
  Class 529B                                    (1,992)          (27,561)         (2,832)          (36,151)
  Class 529C                                    (6,023)          (85,279)         (3,160)          (41,322)
----------------------------------------------------------------------------------------------------------
                                           (10,448,372)    $(152,381,176)     (9,940,983)    $(132,311,720)

Net change
  Class A                                   (1,059,697)     $(15,294,499)        976,692       $13,446,254
  Class B                                   (1,846,239)      (26,361,260)     (1,227,670)      (16,041,041)
  Class C                                     (252,731)       (3,543,530)         79,111         1,018,507
  Class I                                    3,197,115        46,955,037       9,919,791       135,444,916
  Class R                                     (202,270)       (2,967,801)       (237,399)       (3,226,100)
  Class R1                                      18,171           260,318          43,210           574,955
  Class R2                                     188,269         2,661,240         348,707         4,551,860
  Class R3                                     104,654         1,549,324          96,551         1,306,331
  Class R4                                     (10,126)         (185,914)         84,923         1,137,728
  Class R5                                         147             2,092             450             5,976
  Class 529A                                   (24,165)         (303,258)         21,733           291,250
  Class 529B                                     3,805            53,522           4,155            55,221
  Class 529C                                      (287)           (5,553)          5,574            71,675
----------------------------------------------------------------------------------------------------------
                                               116,646        $2,819,718      10,115,828      $138,637,532

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Moderate Allocation Fund were the owners of record of approximately 31%, 23% and 13%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended September 30, 2007, the fund's commitment fee and interest expense were $4,850 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust XI and Shareholders of
MFS Mid Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust
XI), including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Value Fund at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                       /s/ ERNST & YOUNG LLP

Boston, Massachusetts
November 15, 2007

TRUSTEES AND OFFICERS --  IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------    --------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                            (mining products and service
                                                                          provider), Vice Chairman/Director
                                                                          (until May 2007); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          New Profit, Inc. (venture
(born 8/05/57)                                                            philanthropy), Partner (since
                                                                          2006); Private investor; Prism
                                                                          Venture Partners (venture
                                                                          capital), Co-founder and General
                                                                          Partner (until June 2004); The
                                                                          Travelers Companies (commercial
                                                                          property liability insurance),
                                                                          Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004) Chief
                                                                          Compliance Officer (since December
                                                                          2006); Fidelity Management &
                                                                          Research Company, Vice President
                                                                          (prior to March 2004); Fidelity
                                                                          Group of Funds, President and
                                                                          Treasurer (prior to March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA 02110
02116-3741
                                                         INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                              ACCOUNTING FIRM
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA                          200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Jonathan Sage

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 5th quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including changes to the Fund's investment process and portfolio management team in 2006. In addition, the Trustees requested that they continue to receive a separate update on the Fund's performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on average daily net assets over $1 billion, which may not be changed without the Trustees' approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the expense limitation), the Fund's effective advisory fee rate was approximately at the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to the breakpoint described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $26,445,720 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 70.32% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                           MFS(R) UNION STANDARD(R) EQUITY FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          6
--------------------------------------------------------------
EXPENSE TABLE                                                8
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    10
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         14
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     16
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         17
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        18
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               21
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     29
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       30
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               36
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       40
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              40
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     40
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       41
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

SIPC CONTACT INFORMATION:
You may obtain information about the Securities Investor Protection Corporation ("SIPC"), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC's website address (www.sipc.org).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        9/30/07
                                                                        UNE-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.4%
              Cash & Other Net Assets                     2.6%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           5.2%
              ------------------------------------------------
              General Electric Co.                        3.0%
              ------------------------------------------------
              Chevron Corp.                               2.8%
              ------------------------------------------------
              Intel Corp.                                 2.6%
              ------------------------------------------------
              Johnson & Johnson                           2.6%
              ------------------------------------------------
              Merck & Co., Inc.                           2.3%
              ------------------------------------------------
              Altria Group, Inc.                          2.2%
              ------------------------------------------------
              ConocoPhillips                              2.1%
              ------------------------------------------------
              JPMorgan Chase & Co.                        2.0%
              ------------------------------------------------
              Verizon Communications, Inc.                2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         17.4%
              ------------------------------------------------
              Technology                                 13.0%
              ------------------------------------------------
              Industrial Goods & Services                12.1%
              ------------------------------------------------
              Utilities & Communications                 11.3%
              ------------------------------------------------
              Health Care                                10.6%
              ------------------------------------------------
              Energy                                     10.0%
              ------------------------------------------------
              Consumer Staples                            8.5%
              ------------------------------------------------
              Retailing                                   4.7%
              ------------------------------------------------
              Basic Materials                             4.4%
              ------------------------------------------------
              Leisure                                     4.0%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------

Percentages are based on net assets as of 09/30/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2007, Class A shares of the MFS Union Standard(R) Equity Fund provided a total return of 19.64%, at net asset value. This compares with a return of 16.44% for the fund's benchmark, the Standard & Poor's 500 Stock Index (S&P 500 Index).

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the stronger growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. During the reporting period, continued robust global growth and fears of rising inflationary pressures led global central banks to tighten monetary conditions beyond market expectations, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields plummeted and credit spreads widened considerably. While credit conditions improved by late September as the Federal Reserve Board cut interest rates, the level of market turbulence remains significant. Increased market volatility has also been exacerbated by U.S. home foreclosures, falling housing prices, and weaker-than-expected jobs growth reported by the U.S. Department of Labor. Despite increased volatility across all asset classes, and the widening in credit spreads, global equity markets flirted with new highs by the end of the reporting period, having totally erased losses incurred earlier in the summer.

CONTRIBUTORS TO PERFORMANCE

For the MFS Union Standard(R) Equity Fund, the industrial goods and services, basic materials, and financial services sectors were the top contributors to performance relative to the S&P 500 Index during the reporting period.

Security selection and, to a lesser extent, our overweighted position in the industrial goods and services sector boosted relative returns. Diesel engine maker Cummins, Inc. was among the portfolio's top relative contributors. The company's strong quarterly results, increased earnings guidance, and optimistic outlook on growth helped fuel the very healthy appreciation in the stock's price during the reporting period.

In the basic materials sector, it was favorable stock selection that produced strong relative results. Global chemical manufacturer Lyondell Chemicals
(aa)(g), and iron producer Cleveland Cliffs(aa) were standout performers within this sector. Shares of Lyondell gained on strong quarterly revenue growth driven by its refining and fuels results, which enabled the company to accelerate its debt repayment program.

A combination of stock selection and an underweighted position in the financial services sector contributed to relative performance. Not owning financial services firm Citigroup helped as this stock underperformed the benchmark.

Stocks in other sectors that aided relative results included integrated oil company Chevron, gas pipelines operator Williams Cos., and oil and gas company ConocoPhillips. Our holdings in integrated circuit components maker Agere Systems(aa)(g), was another strong factor in positive relative performance. This firm merged into semiconductor developer LSI Corp. on April 2, 2007. Not owning poor-performing pharmaceutical giant Pfizer and retail giant Wal-Mart also helped.

DETRACTORS FROM PERFORMANCE

Our underweighted position in the energy sector had a negative impact on performance relative to the benchmark. Not owning strong-performing oil field services company Schlumberger was a key detractor in this sector.

Several individual securities within the otherwise strong financial services sector were among the fund's top detractors. These included mortgage lending firm Countrywide Financial, investment banking firm Lehman Brothers, and insurance and investment company Genworth Financial. Shares of Countrywide Financial plummeted near the end of the reporting period due to industry-wide problems of falling mortgage demand, excess lending capacity, rising costs, and challenges in selling off loan portfolios in all segments (prime, sub- prime, and home equity) of the market.

Elsewhere, department stores operators Macy's and J.C. Penney, pharmaceutical company Wyeth, and telecommunications equipment maker UTStarcom(aa)(g) restrained relative returns. Our underweighted position in computer manufacturer Apple(g) also hurt.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Jonathan Sage
Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                           MFS Union
                        Standard(R) Equity       Standard & Poor's
                         Fund -- Class A        500 Stock Index
          9/97              $ 9,425                $10,000
          9/98               10,679                 10,905
          9/99               11,273                 13,937
          9/00               10,397                 15,788
          9/01                8,082                 11,585
          9/02                6,566                  9,212
          9/03                7,725                 11,459
          9/04                8,856                 13,049
          9/05               10,141                 14,647
          9/06               11,619                 16,228
          9/07               13,902                 18,896

TOTAL RETURNS THROUGH 9/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr       10-yr
---------------------------------------------------------------------------
        A                 8/07/97             19.64%      16.19%      3.96%
---------------------------------------------------------------------------
        B                 8/11/97             18.90%      15.43%      3.29%
---------------------------------------------------------------------------
        C                 8/11/97             18.94%      15.46%      3.31%
---------------------------------------------------------------------------
        I                 1/14/94             20.11%      16.61%      4.33%
---------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark

---------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)         16.44%      15.45%      6.57%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
---------------------------------------------------------------------------
        A                                     12.77%      14.82%      3.35%
With Initial Sales Charge (5.75%)
---------------------------------------------------------------------------
        B                                     14.90%      15.20%      3.29%
With CDSC (Declining over six years from
  4% to 0%) (x)
---------------------------------------------------------------------------
        C                                     17.94%      15.46%      3.31%
With CDSC (1% for 12 months) (x)
---------------------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Standard & Poor's 500 Stock Index - a market capitalization index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
April 1, 2007 through September 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/07-
Class                       Ratio      4/01/07          9/30/07        9/30/07
--------------------------------------------------------------------------------
        Actual              1.30%     $1,000.00        $1,096.70        $6.83
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.30%     $1,000.00        $1,018.55        $6.58
--------------------------------------------------------------------------------
        Actual              1.95%     $1,000.00        $1,093.10       $10.23
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.95%     $1,000.00        $1,015.29        $9.85
--------------------------------------------------------------------------------
        Actual              1.95%     $1,000.00        $1,092.90       $10.23
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.95%     $1,000.00        $1,015.29        $9.85
--------------------------------------------------------------------------------
        Actual              0.95%     $1,000.00        $1,098.50        $5.00
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.95%     $1,000.00        $1,020.31        $4.81
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.


Common Stocks - 97.4%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                             SHARES/PAR           VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Aerospace - 2.9%
-----------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                  14,863        $  1,612,484
Northrop Grumman Corp.                                                                 18,469           1,440,582
                                                                                                     ------------
                                                                                                     $  3,053,066
-----------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
-----------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (a)                                                         17,350        $    527,614
-----------------------------------------------------------------------------------------------------------------
Broadcasting - 2.7%
-----------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                      59,660        $  1,095,358
Viacom, Inc., "B" (a)                                                                  17,463             680,533
Walt Disney Co.                                                                        31,030           1,067,122
                                                                                                     ------------
                                                                                                     $  2,843,013
-----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.8%
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                               9,390        $  2,035,189
Lehman Brothers Holdings, Inc.                                                         21,600           1,333,368
Merrill Lynch & Co., Inc.                                                              15,436           1,100,278
Morgan Stanley                                                                         24,400           1,537,200
                                                                                                     ------------
                                                                                                     $  6,006,035
-----------------------------------------------------------------------------------------------------------------
Computer Software - 3.8%
-----------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                31,850        $  1,390,571
Oracle Corp. (a)                                                                       46,820           1,013,653
Symantec Corp. (a)                                                                     31,710             614,540
VeriSign, Inc. (a)                                                                     27,120             915,029
                                                                                                     ------------
                                                                                                     $  3,933,793
-----------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.4%
-----------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                    37,120        $  1,848,205
International Business Machines Corp.                                                  14,730           1,735,194
                                                                                                     ------------
                                                                                                     $  3,583,399
-----------------------------------------------------------------------------------------------------------------
Construction - 0.9%
-----------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                   14,840        $    975,136
-----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.3%
-----------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                  16,950        $  1,208,874
Kimberly-Clark Corp.                                                                   11,590             814,313
Procter & Gamble Co.                                                                   19,500           1,371,630
                                                                                                     ------------
                                                                                                     $  3,394,817
-----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 5.0%
-----------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                   74,268        $  3,074,695
Rockwell Automation, Inc.                                                              20,570           1,429,821
Tyco Electronics Ltd.                                                                   8,605             304,875
Tyco International Ltd. (a)                                                             8,615             381,989
                                                                                                     ------------
                                                                                                     $  5,191,380
-----------------------------------------------------------------------------------------------------------------
Electronics - 4.6%
-----------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                           105,190        $  2,720,213
Intersil Corp., "A"                                                                    29,450             984,514
SanDisk Corp. (a)                                                                      19,180           1,056,818
                                                                                                     ------------
                                                                                                     $  4,761,545
-----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 10.0%
-----------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                          30,680        $  2,871,034
ConocoPhillips                                                                         25,140           2,206,538
Exxon Mobil Corp.                                                                      58,122           5,379,772
                                                                                                     ------------
                                                                                                     $ 10,457,344
-----------------------------------------------------------------------------------------------------------------
Food & Beverages - 3.0%
-----------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                    19,849        $  1,151,440
PepsiCo, Inc.                                                                          26,630           1,950,914
                                                                                                     ------------
                                                                                                     $  3,102,354
-----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 3.0%
-----------------------------------------------------------------------------------------------------------------
CVS Caremark Corp.                                                                     42,110        $  1,668,819
Kroger Co.                                                                             49,440           1,410,029
                                                                                                     ------------
                                                                                                     $  3,078,848
-----------------------------------------------------------------------------------------------------------------
General Merchandise - 1.7%
-----------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                                  13,220        $    837,751
Macy's, Inc.                                                                           30,118             973,414
                                                                                                     ------------
                                                                                                     $  1,811,165
-----------------------------------------------------------------------------------------------------------------
Insurance - 7.1%
-----------------------------------------------------------------------------------------------------------------
Allied World Assurance Co. Holdings Ltd.                                                6,100        $    316,651
American International Group, Inc.                                                      4,588             310,378
Genworth Financial, Inc., "A"                                                          24,450             751,349
Hartford Financial Services Group, Inc.                                                11,517           1,065,898
MetLife, Inc.                                                                          23,250           1,621,223
PartnerRe Ltd.                                                                         14,160           1,118,498
RenaissanceRe Holdings Ltd.                                                            11,760             769,222
Travelers Cos., Inc.                                                                   27,850           1,401,969
                                                                                                     ------------
                                                                                                     $  7,355,188
-----------------------------------------------------------------------------------------------------------------
Internet - 1.2%
-----------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                   2,210        $  1,253,667
-----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 4.2%
-----------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                           7,640        $    977,080
Eaton Corp.                                                                            15,880           1,572,755
Parker Hannifin Corp.                                                                   4,910             549,085
Timken Co.                                                                             35,437           1,316,485
                                                                                                     ------------
                                                                                                     $  4,415,405
-----------------------------------------------------------------------------------------------------------------
Major Banks - 3.9%
-----------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                  37,856        $  1,903,021
JPMorgan Chase & Co.                                                                   46,030           2,109,095
                                                                                                     ------------
                                                                                                     $  4,012,116
-----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.8%
-----------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                15,220        $    689,923
Cardinal Health, Inc.                                                                  12,270             767,243
Express Scripts, Inc. (a)                                                               7,650             427,023
PharMerica Corp. (a)                                                                    1,245              18,575
                                                                                                     ------------
                                                                                                     $  1,902,764
-----------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.3%
-----------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. (a)                                                              16,960        $  1,373,590
-----------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%
-----------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                                  7,460        $    656,256
Freeport-McMoRan Copper & Gold, Inc.                                                    8,209             861,042
                                                                                                     ------------
                                                                                                     $  1,517,298
-----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.6%
-----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                    49,680        $  1,692,101
-----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 0.6%
-----------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                            34,530        $    656,415
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.5%
-----------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                               33,240        $    957,977
Johnson & Johnson                                                                      40,978           2,692,255
King Pharmaceuticals, Inc. (a)                                                         15,750             184,590
Merck & Co., Inc.                                                                      46,310           2,393,764
Wyeth                                                                                  34,331           1,529,446
                                                                                                     ------------
                                                                                                     $  7,758,032
-----------------------------------------------------------------------------------------------------------------
Restaurants - 1.3%
-----------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                      40,780        $  1,379,587
-----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.9%
-----------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                         16,210        $  1,584,690
Praxair, Inc.                                                                          16,930           1,418,057
                                                                                                     ------------
                                                                                                     $  3,002,747
-----------------------------------------------------------------------------------------------------------------
Telephone Services - 5.2%
-----------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                             36,370        $  1,538,815
Cincinnati Bell, Inc. (a)                                                              74,840             369,710
Qwest Communications International, Inc. (a)                                          155,540           1,424,746
Verizon Communications, Inc.                                                           46,985           2,080,496
                                                                                                     ------------
                                                                                                     $  5,413,767
-----------------------------------------------------------------------------------------------------------------
Tobacco - 2.2%
-----------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                     32,448        $  2,256,109
-----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.5%
-----------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc. (a)                                                              8,560        $    447,346
Alliant Energy Corp.                                                                   17,050             653,356
CMS Energy Corp.                                                                       46,390             780,280
Edison International                                                                   24,440           1,355,198
Public Service Enterprise Group, Inc.                                                  16,540           1,455,355
                                                                                                     ------------
                                                                                                     $  4,691,535
-----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $81,523,767)                                                   $101,399,830
-----------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.6%
-----------------------------------------------------------------------------------------------------------------
Cargill, Inc., 4.85%, due 10/01/07, at Amortized Cost
and Value (t)(y)                                                                 $  2,683,000        $  2,683,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $84,206,767)                                                     $104,082,830
-----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                                         8,492
-----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                  $104,091,322
-----------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2)
    of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 9/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $84,206,767)                $104,082,830
Cash                                                                         163
Receivable for fund shares sold                                           83,413
Dividends receivable                                                      98,732
Receivable from investment adviser                                         9,060
Other assets                                                                 254
------------------------------------------------------------------------------------------------------
Total assets                                                                              $104,274,452
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                       $68,575
Payable to affiliates
  Management fee                                                           7,424
  Shareholder servicing costs                                             21,784
  Distribution and service fees                                            2,500
  Administrative services fee                                                284
Payable for independent trustees' compensation                               571
Accrued expenses and other liabilities                                    81,992
------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $183,130
------------------------------------------------------------------------------------------------------
Net assets                                                                                $104,091,322
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $83,274,218
Unrealized appreciation (depreciation) on investments                 19,876,063
Accumulated net realized gain (loss) on investments                      283,084
Undistributed net investment income                                      657,957
------------------------------------------------------------------------------------------------------
Net assets                                                                                $104,091,322
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    6,222,868
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued


Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $43,612,185
  Shares outstanding                                                   2,616,299
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $16.67
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $17.69
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,182,950
  Shares outstanding                                                     256,346
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $16.32
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,339,736
  Shares outstanding                                                     205,801
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $16.23
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $52,956,451
  Shares outstanding                                                   3,144,422
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $16.84
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 9/30/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $1,563,831
  Interest                                                                112,728
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $1,676,559
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $571,485
  Distribution and service fees                                           184,265
  Shareholder servicing costs                                             106,812
  Administrative services fee                                              23,974
  Independent trustees' compensation                                        2,968
  Custodian fee                                                            42,398
  Shareholder communications                                               16,067
  Auditing fees                                                            39,998
  Legal fees                                                                  388
  Registration fees                                                        58,441
  Miscellaneous                                                            16,003
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,062,799
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (1,430)
  Reduction of expenses by investment adviser                             (43,780)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,017,589
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $658,970
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                   $7,734,137
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $6,953,840
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $14,687,977
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $15,346,947
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                               YEARS ENDED 9/30
                                                                   -----------------------------------
                                                                          2007                    2006
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                 $658,970                $465,742
Net realized gain (loss) on investments                              7,734,137               2,011,440
Net unrealized gain (loss) on investments                            6,953,840               5,410,549
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $15,346,947              $7,887,731
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $(162,288)               $(87,995)
  Class B                                                               (3,565)                 (1,749)
  Class C                                                               (3,383)                 (2,547)
  Class I                                                             (296,528)               (396,025)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(465,764)              $(488,316)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $21,920,314             $12,824,923
------------------------------------------------------------------------------------------------------
Total change in net assets                                         $36,801,497             $20,224,338
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                              67,289,825              47,065,487

At end of period (including undistributed net investment
income of $657,957 and $464,751, respectively)                    $104,091,322             $67,289,825
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                            YEARS ENDED 9/30
                                                       -----------------------------------------------------------------------
                                                          2007            2006            2005            2004            2003
Net asset value, beginning of period                    $14.01          $12.33          $10.82           $9.49           $8.09
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.09           $0.09           $0.10           $0.06           $0.05
  Net realized and unrealized gain (loss)
  on investments                                          2.65            1.70            1.47            1.33            1.38
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $2.74           $1.79           $1.57           $1.39           $1.43
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                            $(0.08)         $(0.11)         $(0.06)         $(0.06)         $(0.03)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $16.67          $14.01          $12.33          $10.82           $9.49
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               19.64           14.58           14.51           14.64           17.66(j)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.35            1.47            1.54            1.52            1.57
Expenses after expense reductions (f)                     1.30            1.30            1.30            1.30            1.26
Net investment income                                     0.60            0.66            0.88            0.54            0.57
Portfolio turnover                                          41              28              48              59              59
Net assets at end of period (000 Omitted)              $43,612         $24,213          $9,994          $7,896          $6,634
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                            YEARS ENDED 9/30
                                                      ------------------------------------------------------------------------
                                                         2007            2006            2005             2004            2003
Net asset value, beginning of period                   $13.74          $12.09          $10.62            $9.33           $7.98
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $(0.01)          $0.00(w)        $0.03           $(0.01)         $(0.01)
  Net realized and unrealized gain (loss)
  on investments                                         2.61            1.66            1.44             1.30            1.36
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $2.60           $1.66           $1.47            $1.29           $1.35
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.02)         $(0.01)            $--              $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $16.32          $13.74          $12.09           $10.62           $9.33
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              18.90           13.74           13.84            13.83           16.92(j)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.00            2.13            2.19             2.17            2.21
Expenses after expense reductions (f)                    1.95            1.95            1.95             1.95            1.90
Net investment income (loss)                            (0.05)           0.03            0.25            (0.11)          (0.08)
Portfolio turnover                                         41              28              48               59              59
Net assets at end of period (000 Omitted)              $4,183          $2,376          $2,082           $2,234          $2,082
------------------------------------------------------------------------------------------------------------------------------

CLASS C                                                                            YEARS ENDED 9/30
                                                      ------------------------------------------------------------------------
                                                         2007            2006            2005             2004            2003
Net asset value, beginning of period                   $13.67          $12.06          $10.59            $9.30           $7.95
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $(0.01)          $0.00(w)        $0.03           $(0.01)         $(0.01)
  Net realized and unrealized gain (loss)
  on investments                                         2.60            1.65            1.44             1.30            1.36
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $2.59           $1.65           $1.47            $1.29           $1.35
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.03)         $(0.04)         $(0.00)(w)          $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $16.23          $13.67          $12.06           $10.59           $9.30
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              18.94           13.69           13.90            13.87           16.98(j)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.00            2.12            2.19             2.17            2.20
Expenses after expense reductions (f)                    1.95            1.95            1.95             1.95            1.89
Net investment income (loss)                            (0.05)           0.04            0.23            (0.11)          (0.07)
Portfolio turnover                                         41              28              48               59              59
Net assets at end of period (000 Omitted)              $3,340          $1,460            $790             $659            $466
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                            YEARS ENDED 9/30
                                                       -----------------------------------------------------------------------
                                                          2007            2006            2005            2004            2003
Net asset value, beginning of period                    $14.12          $12.43          $10.90           $9.56           $8.15
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.15           $0.14           $0.15           $0.09           $0.08
  Net realized and unrealized gain (loss)
  on investments                                          2.68            1.69            1.47            1.34            1.40
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $2.83           $1.83           $1.62           $1.43           $1.48
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                            $(0.11)         $(0.14)         $(0.09)         $(0.09)         $(0.07)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $16.84          $14.12          $12.43          $10.90           $9.56
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                  20.11           14.89           14.94           14.98           18.22(j)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.00            1.13            1.19            1.17            1.22
Expenses after expense reductions (f)                     0.95            0.95            0.95            0.95            0.91
Net investment income                                     0.96            1.03            1.23            0.89            0.92
Portfolio turnover                                          41              28              48              59              59
Net assets at end of period (000 Omitted)              $52,956         $39,241         $34,200         $29,693         $25,809
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class B, Class C, and Class I total returns for the year ended September 30, 2003 would have been lower by approximately 0.73%, 0.74%, 0.74%, and 0.72%, respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Union Standard(R) Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended September 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended September 30, 2007, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders is as follows:

                                               9/30/07    9/30/06
          Ordinary income (including any
          short-term capital gains)           $465,764   $488,316

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 9/30/07

          Cost of investments                         $84,224,540
          -------------------------------------------------------
          Gross appreciation                          $21,259,672
          Gross depreciation                           (1,401,382)
          -------------------------------------------------------
          Net unrealized appreciation (depreciation)  $19,858,290
          Undistributed ordinary income                   657,957
          Undistributed long-term capital gain            300,857

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.30% annually of the fund's average daily net assets. This written agreement will continue through January 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the year ended September 30, 2007, this reduction amounted to $43,356 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,528 for the year ended September 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%            $119,535
Class B                             0.75%              0.25%              1.00%             1.00%              38,941
Class C                             0.75%              0.25%              1.00%             1.00%              25,789
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $184,265

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    September 30, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2007, were as follows:

                                                          Amount

              Class A                                        $34
              Class B                                     $4,028
              Class C                                       $759

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2007, the fee was $48,931, which equated to 0.0556% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended September 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $55,745. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended September 30, 2007 was equivalent to an annual effective rate of 0.0273% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended September 30, 2007, the fee paid to Tarantino LLC was $533. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $424, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $56,618,637 and $35,340,620, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                      YEAR ENDED
                                                     9/30/07                         9/30/06
                                             SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Class A                                    2,192,727      $34,428,986      1,145,994      $14,855,071
  Class B                                      180,259        2,685,116         52,178          679,747
  Class C                                      132,162        1,970,685         58,385          746,164
  Class I                                      369,409        5,706,218         21,326          290,145
-------------------------------------------------------------------------------------------------------------------------------
                                             2,874,557      $44,791,005      1,277,883      $16,571,127

Shares issued to shareholders in
reinvestment of distributions
  Class A                                       10,689         $158,519          6,748          $84,888
  Class B                                          211            3,079            134            1,667
  Class C                                          170            2,463            131            1,617
  Class I                                       16,895          252,408         26,577          336,205
-------------------------------------------------------------------------------------------------------------------------------
                                                27,965         $416,469         33,590         $424,377

Shares reacquired
  Class A                                   (1,315,938)    $(20,949,530)      (234,194)     $(3,019,807)
  Class B                                      (97,098)      (1,511,412)       (51,550)        (661,344)
  Class C                                      (33,302)        (505,237)       (17,313)        (222,842)
  Class I                                      (20,546)        (320,981)       (19,893)        (266,588)
-------------------------------------------------------------------------------------------------------------------------------
                                            (1,466,884)    $(23,287,160)      (322,950)     $(4,170,581)

Net change
  Class A                                      887,478      $13,637,975        918,548      $11,920,152
  Class B                                       83,372        1,176,783            762           20,070
  Class C                                       99,030        1,467,911         41,203          524,939
  Class I                                      365,758        5,637,645         28,010          359,762
-------------------------------------------------------------------------------------------------------------------------------
                                             1,435,638      $21,920,314        988,523      $12,824,923

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended September 30, 2007, the fund's commitment fee and interest expense were $493 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust XI and the Shareholders of
MFS Union Standard(R) Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Union Standard(R) Equity Fund (one of the portfolios comprising MFS Series Trust XI) (the "Trust") as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Union Standard(R) Equity Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 15, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------    ---------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                            (mining products and service
                                                                          provider), Vice Chairman/Director
                                                                          (until May 2007); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          New Profit, Inc. (venture
(born 8/05/57)                                                            philanthropy), Partner (since
                                                                          2006); Private investor; Prism
                                                                          Venture Partners (venture
                                                                          capital), Co-founder and General
                                                                          Partner (until June 2004); The
                                                                          Travelers Companies (commercial
                                                                          property liability insurance),
                                                                          Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004) Chief
                                                                          Compliance Officer (since December
                                                                          2006); Fidelity Management &
                                                                          Research Company, Vice President
                                                                          (prior to March 2004); Fidelity
                                                                          Group of Funds, President and
                                                                          Treasurer (prior to March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                  CUSTODIAN
Massachusetts Financial Services Company            State Street Bank and Trust Company
500 Boylston Street, Boston, MA                     225 Franklin Street, Boston, MA 02110
02116-3741
                                                    INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                         ACCOUNTING FIRM
MFS Fund Distributors, Inc.                         Deloitte & Touche LLP
500 Boylston Street, Boston, MA                     200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Jonathan Sage

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class I shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class I shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class I shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the expense limitation), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $13,137 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended September 30, 2007 and 2006, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                               Audit Fees
           FEES BILLED BY DELOITTE:                       2007           2006
                                                          ----           ----
             MFS Union Standard Equity Fund             35,620         31,860

                                                               AUDIT FEES
             FEES BILLED BY E&Y:                          2007           2006
                                                          ----           ----

             MFS Mid Cap Value Fund                     24,795         22,710

For the fiscal years ended September 30, 2007 and 2006, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                            Audit-Related Fees(1)               Tax Fees(2)                  All Other Fees(3)
  FEES BILLED BY DELOITTE:                  2007           2006             2007          2006              2007           2006
                                            ----           ----             ----          ----              ----           ----

       To MFS Union Standard                     0              0           7,112            9,450              0             509
       Equity Fund

       To MFS and MFS Related              913,436      1,112,725               0                0        507,753         352,076
       Entities of MFS Union
       Standard Equity Fund*


  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2007       2006
                                              ----       ----

       To MFS Union Standard             1,565,584      1,592,650
       Equity Fund, MFS and MFS
       Related Entities#

                                            Audit-Related Fees(1)               Tax Fees(2)                  All Other Fees(4)
  FEES BILLED BY E&Y:                       2007           2006             2007          2006              2007           2006
                                            ----           ----             ----          ----              ----           ----

       To MFS Mid Cap Value Fund                 0              0           5,302            5,782              0             144

       To MFS and MFS Related                    0              0               0           15,500              0           7,782
       Entities of  MFS Mid Cap
       Value Fund*


  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:

                                            2007           2006
                                            ----           ----
      To MFS Mid Cap Value                 215,393        111,002
      Fund, MFS and MFS
      Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under
    "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of
    Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.